ACQUISITIONS - Pro Forma Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Beijing Bohui
Pro forma financial information
Pro forma net revenue		$ 435,550	$ 372,374
Pro forma net income/(loss) attributable to common shareholders of iKang Healthcare Group, Inc.		(11,417)	$ 16,456
IMHealthcare and its subsidiaries
Pro forma financial information
Pro forma net revenue	$ 564,313	435,318
Pro forma net income/(loss) attributable to common shareholders of iKang Healthcare Group, Inc.	$ (17,296)	$ (11,646)